SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stock reflected in the balance sheet (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 18, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 230,000,000	$ 230,000,000
Less: Proceeds allocated to Public Warrants	(13,225,000)	(13,225,000)
Class A common stock issuance costs	12,292,456	(12,292,456)
Plus: Accretion of carrying value to redemption value	25,517,456	25,517,456
Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 200,000,000